Revenue	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue

7. Revenue

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Year Ended December 31,
	2025	2024
Services transferred at a point in time:
Flights	$353,867	$308,283
Aircraft management services	2,101	1,942
Services transferred over time:
Memberships	132	4,005
MRO	10,623	7,166
Fractional ownership purchase price	9,154	5,877
	$375,877	$327,274

Transaction Price

The transaction prices for each of the primary revenue streams are as follows:

•
Jet Club Membership and Charter – Membership fees (less credits issued), and flight related charges based on trips flown
•
MRO – Time and materials incurred for services performed
•
Fractional Ownership – The portion of fractional interest purchase price (less credits issued) allocated to revenue, and flight related charges based on trips flown
•
Aircraft Management Services – Fixed monthly management fees charged to third-party aircraft owners.

The following table provide a rollforward of deferred revenue:

Amount
Balance as of December 31, 2024	$149,517
Revenue recognized	(281,521)
Revenue deferred	294,323
Balance as of December 31, 2025	$162,319

The increase in deferred revenue at December 31, 2025 compared to December 31, 2024 is due to increased customer billings for services relating to timing of satisfaction of the Company’s performance obligations.